Supplemental Information (Tables)	3 Months Ended
Mar. 31, 2015
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Supplemental Information of Income Statement
	Statement of Operations
	Industrial Activities		Financial Services
	Three Months Ended March 31,		Three Months Ended March 31,
	2015	2014	2015	2014
	(in millions, except share data)
Revenues
Net sales	$5,625	$7,213	$—	$—
Finance and interest income	71	60	413	440
Total Revenues	$5,696	$7,273	$413	$440
Costs and Expenses
Cost of goods sold	$4,716	$5,879	$—	$—
Selling, general and administrative expenses	496	665	71	87
Research and development expenses	190	257	—	—
Restructuring expenses	12	12	—	—
Interest expense	174	195	156	172
Interest compensation to Financial Services	71	86	—	—
Other, net	73	89	59	52
Total Costs and Expenses	5,732	7,183	286	311
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	(36)	90	127	129
Income taxes	30	95	47	48
Equity income of unconsolidated subsidiaries and affiliates	4	21	5	4
Results from intersegment investments	85	85	—	1
Net Income	$23	$101	$85	$86

Supplemental Information of Balance Sheet
	Balance Sheets
	Industrial Activities		Financial Services
	March 31, 2015	December 31, 2014	March 31, 2015	December 31, 2014
	(in millions, except share data)
ASSETS
Cash and cash equivalents	$2,730	$4,122	$968	$1,041
Restricted cash	2	1	815	977
Trade receivables	771	1,025	50	92
Financing receivables	3,367	4,767	20,279	22,717
Inventories, net	6,939	6,845	166	163
Property, plant and equipment, net	6,186	6,862	2	3
Investments in unconsolidated subsidiaries and affiliates	2,807	3,063	123	136
Equipment under operating leases	11	20	1,573	1,498
Goodwill	2,318	2,324	155	160
Other Intangible assets, net	789	828	19	22
Deferred tax assets	1,305	1,508	210	239
Derivative assets	307	198	10	9
Other assets	1,533	1,502	752	781
TOTAL ASSETS	$29,065	$33,065	$25,122	$27,838
LIABILITIES AND EQUITY
Debt	$9,099	$11,520	$21,615	$24,086
Trade payables	5,385	5,850	173	197
Deferred tax liabilities	187	202	289	250
Pension, postretirement and other post employment benefits	2,453	2,594	19	20
Derivative liability	323	221	17	16
Other liabilities	6,647	7,701	640	675
TOTAL LIABILITIES	$24,094	$28,088	$22,753	$25,244
Equity	4,955	4,961	2,369	2,594
Redeemable noncontrolling interest	16	16	—	—
TOTAL EQUITY AND LIABILITIES	$29,065	$33,065	$25,122	$27,838

Supplemental Information of Cash Flow
	Cash Flow Statements
	Industrial Activities		Financial Services
	Three Months Ended March 31,		Three Months Ended March 31,
	2015	2014	2015	2014
	(in millions)
Operating activities:
Net income	$23	$101	$85	$86
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization expense, net of assets under operating lease and assets sold under buy-back commitments	172	175	1	1
Depreciation and amortization expense of assets under operating lease and assets sold under buy-back commitments	56	63	47	34
Loss from disposal of assets	1	2	2	—
Undistributed income of unconsolidated subsidiaries	(25)	40	(6)	(6)
Other non cash items	22	13	25	32
Changes in operating assets and liabilities:
Provisions	(77)	8	2	19
Deferred income taxes	38	8	43	22
Trade and financing receivables related to sales, net	178	50	115	(441)
Inventories, net	(738)	(1,125)	(8)	20
Trade payables	6	(473)	(16)	(78)
Other assets and liabilities	(490)	(431)	(42)	66
Net cash provided by (used in) operating activities	(834)	(1,569)	248	(245)
Investing activities:
Additions to retail receivables	—	—	(1,360)	(1,466)
Collections of retail receivables	—	—	1,814	1,700
Proceeds from sale of assets, net of assets sold under operating leases and assets sold under buy-back commitments	—	2	—	—
Proceeds from sale of assets under operating leases and assets sold under buy-back commitments	60	58	102	70
Expenditures for property, plant and equipment and intangible assets, net of assets under operating lease and sold under buy-back commitments	(88)	(142)	—	(10)
Expenditures for assets under operating lease and assets sold under buy-back commitments	(117)	(163)	(246)	(155)
Other	905	698	(416)	(603)
Net cash (used in) provided by investing activities	760	453	(106)	(464)
Financing activities:
Proceeds from long-term debt	155	1,795	2,232	3,471
Payments of long-term debt	(1,456)	(361)	(2,433)	(3,195)
Net increase (decrease) in other financial liabilities	279	(102)	190	(258)
Dividends paid	-	(3)	(35)	(90)
Other	2	4	(60)	-
Net cash (used in) provided by financing activities	(1,020)	1,333	(106)	(72)
Effect of foreign exchange rate changes on cash and cash equivalents	(298)	18	(109)	7
Increase (decrease) in cash and cash equivalents	(1,392)	235	(73)	(774)
Cash and cash equivalents, beginning of year	4,122	4,010	1,041	1,557
Cash and cash equivalents, end of period	$2,730	$4,245	$968	$783